QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY





Investment Company Act File number 811-5149
                                   811-10631

Name of Fund: Merrill Lynch Funds for Institutions Series
                      Merrill Lynch Premier Institutional Fund
                      Merrill Lynch Institutional Fund
                      Merrill Lynch Institutional Tax-Exempt Fund
                      Merrill Lynch Government Fund
                      Merrill Lynch Treasury Fund
              Master Institutional Money Market Trust
                      Master Premier Institutional Fund
                      Master Institutional Fund
                      Master Institutional Tax-Exempt Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

--------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
   FACE AMOUNT              MONEY MARKET FUNDS                       VALUE
--------------------------------------------------------------------------------
$ 19,163,111,463    Master Premier Institutional Fund ........ $ 19,163,111,463
--------------------------------------------------------------------------------
                    TOTAL MONEY MARKET FUNDS .................   19,163,111,463
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.1% ..............   19,163,111,463
--------------------------------------------------------------------------------
                    LIABILITIES IN EXCESS OF
                    OTHER ASSETS -- (0.1%) ...................     (18,703,423)
--------------------------------------------------------------------------------
                    NET ASSETS -- 100.0% ..................... $ 19,144,408,040
================================================================================

--------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
   FACE AMOUNT              MONEY MARKET FUNDS                       VALUE
--------------------------------------------------------------------------------
$ 11,310,719,990    Master Institutional Fund .................$ 11,310,719,990
--------------------------------------------------------------------------------
                    TOTAL MONEY MARKET FUNDS ..................  11,310,719,990
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.0% ...............  11,310,719,990
--------------------------------------------------------------------------------
                    LIABILITIES IN EXCESS OF
                    OTHER ASSETS -- (0.0%) ....................        (721,721)
--------------------------------------------------------------------------------
                    Net Assets -- 100.0% ......................$ 11,309,998,269
================================================================================

---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                           INTEREST       MATURITY
                       FACE AMOUNT                                          RATE*           DATE                 VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S.                 $ 25,000,000      Fannie Mae.......................... 4.00%         08/08/06         $    24,902,375
Government              5,000,000      Fannie Mae.......................... 4.00          08/22/06               4,979,590
Agency                 15,000,000      Fannie Mae.......................... 3.00          09/20/06              14,834,820
Issues -- 32.4%         5,000,000      Fannie Mae.......................... 4.88          01/11/08               4,991,770
                        5,000,000      Fannie Mae.......................... 4.96          02/08/08               4,998,230
                        9,315,000      Federal Farm Credit Banks........... 4.10          02/01/07               9,245,603
                        7,975,000      Federal Home Loan Banks............. 3.25          07/21/06               7,922,174
                       20,480,000      Federal Home Loan Banks............. 2.95          09/14/06              20,257,813
                       14,865,000      Federal Home Loan Banks............. 3.50          09/15/06              14,749,692
                       15,000,000      Federal Home Loan Banks............. 4.00          09/22/06              14,928,945
                       17,000,000      Federal Home Loan Banks............. 3.10          11/08/06              16,784,576
                       15,000,000      Federal Home Loan Banks............. 3.25          11/29/06              14,811,930
                       10,000,000      Federal Home Loan Banks............. 3.45          01/10/07               9,873,410
                       25,000,000      Federal Home Loan Banks............. 2.76          01/26/07              24,501,075
                       10,000,000      Federal Home Loan Banks............. 4.00          06/13/07               9,880,790
                       18,000,000      Federal Home Loan Banks............. 4.21          09/14/07              17,817,120
                        5,000,000      Federal Home Loan Banks............. 5.00          11/21/07               4,998,495
                       15,000,000      Freddie Mac......................... 2.14          02/24/06              14,999,779
                       15,000,000      Freddie Mac......................... 2.75          08/15/06              14,844,495
                       25,000,000      Freddie Mac......................... 3.00          11/09/06              24,617,650
                       15,000,000      Freddie Mac......................... 4.45          09/28/07              14,909,670
                       15,000,000      Freddie Mac......................... 4.60          10/05/07              14,939,820
                        5,000,000      Freddie Mac......................... 4.71          10/11/07               4,987,690
                        5,000,000      Freddie Mac......................... 4.75          10/24/07               4,985,155
                       35,000,000      Fannie Mae D/N...................... 4.22          02/01/06              35,000,000
                       47,979,000      Federal Home Loan Banks D/N......... 4.21          02/01/06              47,979,000
                       10,000,000      Federal Home Loan Banks D/N......... 4.22          02/01/06              10,000,000
                      238,747,000      Freddie Mac D/N..................... 4.22          02/01/06             238,747,000
                       50,000,000      Freddie Mac D/N..................... 4.08          02/21/06              49,886,806
                       25,000,000      Freddie Mac D/N..................... 4.11          02/28/06              24,922,937
                       10,000,000      Freddie Mac D/N..................... 4.13          04/18/06               9,907,320
                       50,000,000      Freddie Mac D/N..................... 4.42          06/05/06              49,221,550
                       10,000,000      Freddie Mac D/N..................... 4.24          10/17/06               9,663,880
                       25,000,000      Freddie Mac D/N..................... 4.50          10/23/06              24,140,175
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL U.S. GOVERNMENT AGENCY ISSUES
                                       (COST $816,279,742).................                                    814,231,335
---------------------------------------------------------------------------------------------------------------------------
U.S.                   75,000,000      Fannie Mae.......................... 4.24          02/17/06              74,999,191
Government            100,000,000      Federal Farm Credit Banks........... 4.36          02/13/06              99,999,672
Agency Issues --       75,000,000      Federal Farm Credit Banks........... 4.32          09/01/06              74,995,295
Variable              100,000,000      Federal Farm Credit Banks........... 4.25          03/20/07              99,986,168
Rate -- 31.9%          50,000,000      Federal Farm Credit Banks........... 4.30          06/01/07              49,980,432
                       50,000,000      Federal Home Loan Banks............. 4.40          03/28/06              49,996,232
                       75,000,000      Federal Home Loan Banks............. 4.20          05/10/06              74,988,928
                       50,000,000      Federal Home Loan Banks............. 4.25          05/19/06              49,990,495
                       50,000,000      Federal Home Loan Banks............. 4.40          08/21/06              49,983,603
                      175,000,000      Federal Home Loan Banks............. 4.24          01/11/08             174,934,376
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL U.S. GOVERNMENT AGENCY
                                       ISSUES -- VARIABLE RATE
                                       (Cost $799,854,392).................                                    799,854,392
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                           INTEREST       MATURITY
                       FACE AMOUNT                                          RATE*           DATE                 VALUE
---------------------------------------------------------------------------------------------------------------------------
Repurchase           $170,000,000      Banc of America Securities LLC,
Agreements**                              purchased on 01/31/06............ 4.44%         02/01/06         $   170,000,000
-- 35.7%               75,000,000      Barclays Capital Inc.,
                                          purchased on 01/31/06............ 4.42          02/01/06              75,000,000
                      175,000,000      Credit Suisse LLC,
                                          purchased on 01/31/06............ 4.44          02/01/06             175,000,000
                      149,771,000      Deutsche Bank Securities Inc.,
                                          purchased on 01/31/06............ 4.44          02/01/06             149,771,000
                      150,000,000      Morgan Stanley & Co., Inc.,
                                          purchased on 01/31/06............ 4.44          02/01/06             150,000,000
                      175,000,000      UBS Securities LLC,
                                          purchased on 01/31/06............ 4.46          02/01/06             175,000,000
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL REPURCHASE AGREEMENTS
                                       (COST $894,771,000).................                                    894,771,000
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS -- 100.0%
                                       (COST $2,510,905,134)...............                                  2,508,856,727
---------------------------------------------------------------------------------------------------------------------------
                                       OTHER ASSETS LESS LIABILITIES -- 0.0%                                       632,577
---------------------------------------------------------------------------------------------------------------------------
                                       NET ASSETS -- EQUIVALENT TO $1.00 PER
                                       SHARE ON 2,511,537,711 SHARES OF
                                       BENEFICIAL INTEREST OUTSTANDING -- 100.0%                           $ 2,509,489,304
===========================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At January 31, 2006, net unrealized depreciation amounted to $2,048,407 and is comprised of $0 in appreciation and $2,048,407 in depreciation.

* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2006. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

 ** Repurchase Agreements are fully collateralized by U.S. Government and Agency
    Obligations.

    D/N-Discount Notes


---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                           INTEREST       MATURITY
                       FACE AMOUNT                                          RATE*           DATE                 VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S.                 $ 23,277,000      U.S. Treasury Bills................. 3.81%         02/02/06         $    23,274,540
Government             25,000,000      U.S. Treasury Bills................. 3.87          02/02/06              24,997,313
Issues -- 104.0%       50,000,000      U.S. Treasury Bills................. 4.03          02/02/06              49,994,410
                      160,940,000      U.S. Treasury Bills................. 4.06          02/09/06             160,794,906
                       10,000,000      U.S. Treasury Bills................. 3.85          02/16/06               9,983,958
                        1,483,000      U.S. Treasury Bills................. 3.89          02/16/06               1,480,596
                          426,000      U.S. Treasury Bills................. 3.97          02/16/06                 425,295
                        4,371,000      U.S. Treasury Bills................. 4.01          02/16/06               4,363,697
                       50,000,000      U.S. Treasury Bills................. 4.04          02/16/06              49,915,833
                       50,000,000      U.S. Treasury Bills................. 3.98          02/23/06              49,878,389
                       50,000,000      U.S. Treasury Bills................. 4.07          02/23/06              49,875,792
                       31,683,000      U.S. Treasury Bills................. 4.08          02/23/06              31,604,024
                        1,862,000      U.S. Treasury Bills................. 4.11          02/23/06               1,857,329
                       50,000,000      U.S. Treasury Bills................. 3.84          03/02/06              49,845,333
                       65,000,000      U.S. Treasury Bills................. 3.85          03/02/06              64,798,672
                       60,000,000      U.S. Treasury Bills................. 3.86          03/02/06              59,813,433
                       50,000,000      U.S. Treasury Bills................. 4.31          03/02/06              49,832,583
                       11,000,000      U.S. Treasury Bills................. 3.88          03/09/06              10,957,309
                       50,000,000      U.S. Treasury Bills................. 3.89          03/09/06              49,805,500
                       17,000,000      U.S. Treasury Bills................. 3.89          03/16/06              16,921,011
                        5,000,000      U.S. Treasury Bills................. 3.88          03/23/06               4,973,056
                       10,000,000      U.S. Treasury Bills................. 3.81          04/06/06               9,925,570
                        7,000,000      U.S. Treasury Bills................. 4.19          04/06/06               6,947,899
                       10,000,000      U.S. Treasury Bills................. 3.91          04/13/06               9,916,450
                        5,000,000      U.S. Treasury Bills................. 3.93          04/13/06               4,958,225
                        5,000,000      U.S. Treasury Bills................. 4.21          04/13/06               4,958,225
                       50,000,000      U.S. Treasury Bills................. 4.28          04/27/06              49,493,950
                       26,000,000      U.S. Treasury Bills................. 4.34          04/27/06              25,736,854
                       20,000,000      U.S. Treasury Bills................. 4.16          06/08/06              19,695,200
                       10,000,000      U.S. Treasury Bills................. 4.21          06/22/06               9,830,340
                       10,000,000      U.S. Treasury Bills................. 4.22          06/22/06               9,830,340
                       10,000,000      U.S. Treasury Bills................. 4.34          07/27/06               9,787,350
                      100,600,000      U.S. Treasury Notes................. 1.63          02/28/06             100,441,533
                      200,000,000      U.S. Treasury Notes................. 1.50          03/31/06             199,109,162
                       10,000,000      U.S. Treasury Notes................. 2.00          05/15/06               9,929,300
                        5,000,000      U.S. Treasury Notes................. 4.63          05/15/06               5,001,170
                        5,000,000      U.S. Treasury Notes................. 2.38          08/15/06               4,941,795
                        5,000,000      U.S. Treasury Notes................. 2.50          10/31/06               4,924,220
---------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS -- 104.0%
                                       (COST $1,250,899,345)...............                                  1,250,820,562
---------------------------------------------------------------------------------------------------------------------------
                                       LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.0%)                         (47,983,640)
---------------------------------------------------------------------------------------------------------------------------
                                       NET ASSETS -- EQUIVALENT TO $1.00
                                       PER SHARE ON 1,202,915,705
                                       SHARES OF BENEFICIAL INTEREST
                                       OUTSTANDING -- 100.0%...............                                $ 1,202,836,922
===========================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At January 31, 2006, net unrealized depreciation amounted to $78,783 and is comprised of $3,026 in appreciation and $81,809 in depreciaton.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund.
    U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

-----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
  FACE AMOUNT                                          MONEY MARKET FUNDS                             VALUE
-----------------------------------------------------------------------------------------------------------------
$ 15,443,747,983              Master Institutional Tax-Exempt Fund........................      $ 15,443,747,983
-----------------------------------------------------------------------------------------------------------------
                              TOTAL MONEY MARKET FUNDS....................................        15,443,747,983
-----------------------------------------------------------------------------------------------------------------
                              TOTAL INVESTMENTS -- 100.0%.................................        15,443,747,983
-----------------------------------------------------------------------------------------------------------------
                              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%).............            (1,115,271)
-----------------------------------------------------------------------------------------------------------------
                              NET ASSETS -- 100.0%........................................      $ 15,442,632,712
=================================================================================================================

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           Merrill Lynch Funds for Institutions Series and Master Institutions Money Market Trust

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.
                  Chief Executive Officer
                  Merrill Lynch Funds for Institutions Series and Master
                   Institutional Money Market Trust

           Date:  March 20, 2006

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.
                  Chief Executive Officer
                  Merrill Lynch Funds for Institutions Series and Master
                   Institutional Money Market Trust

           Date:  March 20, 2006

           By:    /s/ William Breen
                  -----------------
                  William Breen
                  Chief Financial Officer
                  Merrill Lynch Funds for Institutions Series and Master
                   Institutional Money Market Trust

           Date:  March 20, 2006